Commitment and Contingencies - Lease Costs (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 1.1	$ 0.3	$ 2.1	$ 0.1
Weighted-average remaining lease term (in months)	43 months	27 months	16 months	30 months
Weighted-average discount rate	11.36%	11.39%	11.06%	12.17%